Securitization and Variable Interest Entities (VIEs) (Fair Value of the Firm's Retained Interests and the Sensitivity of this Fair Value) (Details) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Securitization and Variable Interest Entities (VIEs)
Fair value of retained interests	$ 2.32		¥ 192.00	¥ 133.00
Weighted-average life (Years)	6.3	4.7
Constant prepayment rate	7.10%	8.60%
Impact of 10% adverse change	(0.01)		(0.50)	(0.60)
Impact of 20% adverse change	(0.01)		(1.00)	(1.00)
Discount rate	4.70%	4.50%
Impact of 10% adverse change	(0.05)		(4.30)	(2.10)
Impact of 20% adverse change	(0.09)		(7.40)	(4.10)
Sensitivity analysis for material retained interest	$ 2.32		¥ 192.00	¥ 133.00